Inventories (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	228	189
Gold on hand (doré/bullion)	118	94
Ore stockpiles	481	454
Uranium oxide and sulfuric acid	33	24
Supplies	352	296
	1,212	1,057
Less: Materials on the leach pad(1)	(119)	(98)
	1,093	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	430	393
Ore stockpiles	174	31
	604	424
Less: Materials on the leach pad(1)	(430)	(393)
	174	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.